Goodwill (Tables)	12 Months Ended
Oct. 31, 2019
Goodwill [Abstract]
Goodwill Acquisition
		October 31, 2019	October 31, 2018
	Note	$m	$m
Cost and net book amount
At November 1 /May 1		6,805.0	2,828.6
Acquisitions	38	26.8	4,863.9
Effects of movements in exchange rates		(160.5)	-
Reclassification to assets held for sale	37	-	(887.5)
		6,671.3	6,805.0
A segment-level summary of the goodwill allocation is presented below:
Micro Focus		6,671.3	6,805.0

Key Assumption of Goodwill
The medium-term annual revenue growth rate by product group, long-term cash flow growth rate and discount rate used in the VIU calculation are:

	2019	2018
Long-term cash flow growth rate	1.0%	1.0%
Pre-tax discount rate [1]	10.3%	9.7%
Medium term annual revenue growth rate by product group[2]	(2.0)% to 2.1%	-

[1] This equates to a Post-tax discount rate of 8.0% (2018: 7.8%)
[2] Medium-term annual revenue growth rate by product group was not a key assumption in 2018 and so has not been presented.